Payables and Credit Balances (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule for components of payables and credit balances

	As at December 31,
	2022	2021
	Israel Shekels
Payable Expenses	-	280,000
Down payments from clients	-	1,453
Prepaid Revenue	139,500	93,000
Related parties	1,779,161	88,322
Shareholders (1)	780,924	1,824,634
	2,699,585	2,287,409